Accounts Receivable and Other Receivables, Net (Details) - Schedule of Accounts Receivable and Other Receivables - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accounts Receivable and Other Receivables [Abstract]
Customers by sales provision of services	€ 1,636,960	€ 2,505,194
VAT receivable	103,873	46,106
Others	26,255	87,702
Accounts receivable and other receivables, gross	1,767,088	2,639,002
Allowance for doubtful accounts	(505,836)	(417,922)
Accounts receivable and other receivables, net	€ 1,261,252	€ 2,221,080